Supplementary Oil And Gas Information (Unaudited) - Proved and Proved Developed Natural Gas Reserve Quantities (Details) - Natural Gas - Bcf	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	4,782	4,354	5,240
Extensions and discoveries (in Bcf)	173	106	90
Improved recovery (in Bcf)	159	202	414
Purchases of reserves in place (in Bcf)	2,615	34	67
Sales of reserves in place (in Bcf)	(4)	0	(3)
Production (in Bcf)	(524)	(528)	(542)
Economic revisions due to prices (in Bcf)	100	248	(748)
Revisions of prior estimates (in Bcf)	399	367	(164)
Proved reserves, net, ending balance	7,701	4,782	4,354
Net proved developed reserves (in Bcf)	3,144	2,381	2,417	3,112
North America
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	4,728	4,306	5,199
Extensions and discoveries (in Bcf)	173	106	90
Improved recovery (in Bcf)	159	202	414
Purchases of reserves in place (in Bcf)	2,614	34	67
Sales of reserves in place (in Bcf)	(4)	0	(3)
Production (in Bcf)	(515)	(511)	(523)
Economic revisions due to prices (in Bcf)	97	246	(746)
Revisions of prior estimates (in Bcf)	402	346	(192)
Proved reserves, net, ending balance	7,655	4,728	4,306
Net proved developed reserves (in Bcf)	3,116	2,342	2,382	3,081
North Sea
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	16	27	25
Extensions and discoveries (in Bcf)	0	0	0
Improved recovery (in Bcf)	0	0	0
Purchases of reserves in place (in Bcf)	0	0	0
Sales of reserves in place (in Bcf)	0	0	0
Production (in Bcf)	(4)	(9)	(11)
Economic revisions due to prices (in Bcf)	0	0	0
Revisions of prior estimates (in Bcf)	0	(2)	13
Proved reserves, net, ending balance	12	16	27
Net proved developed reserves (in Bcf)	6	11	23	22
Offshore Africa
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	38	21	16
Extensions and discoveries (in Bcf)	0	0	0
Improved recovery (in Bcf)	0	0	0
Purchases of reserves in place (in Bcf)	0	0	0
Sales of reserves in place (in Bcf)	0	0	0
Production (in Bcf)	(5)	(8)	(8)
Economic revisions due to prices (in Bcf)	4	2	(2)
Revisions of prior estimates (in Bcf)	(3)	23	15
Proved reserves, net, ending balance	34	38	21
Net proved developed reserves (in Bcf)	22	28	12	9